                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

Investment Company Act file number 811-7356

                  Van Kampen Strategic Sector Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               1221 Avenue of the Americas NY NY              10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)        (Zip code)

                                 Ronald Robison
                          1221 Avenue of the Americas
                               New York, NY 10020
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000
                                                   -----------------------------

Date of fiscal year end: 10/31/03
                        -----------

Date of reporting period: 04/30/03
                         -----------

Item 1.  Report to Shareholders


       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of April 30, 2003)

------------------------------
NYSE Ticker Symbol - VKS
------------------------------

-----------------------------------------------------------------------
Six-month total return(1)                                     5.46%
-----------------------------------------------------------------------
One-year total return(1)                                     11.45%
-----------------------------------------------------------------------
Five-year average annual total return(1)                      7.73%
-----------------------------------------------------------------------
Ten-year average annual total return(1)                       6.47%
-----------------------------------------------------------------------
Life-of-Trust average annual total return(1)                  5.82%
-----------------------------------------------------------------------
Commencement date                                           1/22/93
-----------------------------------------------------------------------

Distribution rate as a % of closing common share market
price(2)                                                      7.12%
-----------------------------------------------------------------------
Taxable-equivalent distribution rate as a % of closing
common share market price(3)                                 11.60%
-----------------------------------------------------------------------
Preferred share (Series A) rate(4)                           1.140%
-----------------------------------------------------------------------
Preferred share (Series B) rate(4)                           1.049%
-----------------------------------------------------------------------
Net asset value                                              $14.64
-----------------------------------------------------------------------
Closing common share market price                            $13.90
-----------------------------------------------------------------------
Six-month high common share market price (03/10/03)          $14.07
-----------------------------------------------------------------------
Six-month low common share market price (11/22/02)           $13.31
-----------------------------------------------------------------------

              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

(1) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(2) Distribution rate represents the monthly annualized distributions of the Trust at the end of the period and not the earnings of the Trust.

(3) The taxable-equivalent distribution rate is calculated assuming the maximum 38.6% federal income tax bracket effective for calendar year 2003.

(4) See "Notes to Financial Statements" footnote #5, for more information concerning Preferred Share reset periods.

    A portion of the interest income may be taxable for those investors subject to the federal alternative minimum tax (AMT).

    Past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. An investment in the Trust is subject to investment risks, and you could lose money on your investment in the Trust. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)


As of April 30, 2003
AAA/Aaa...........................  78.4%
AA/Aa.............................   5.3%
A/A...............................   3.3%
BBB/Baa...........................  10.4%
BB/Ba.............................   0.4%
B/B...............................   1.3%
CCC/Caa...........................   0.1%
Non-Rated.........................   0.8%

TOP FIVE SECTORS

(as a percentage of long-term investments)


As of April 30, 2003
General Purpose...................  26.4%
Health Care.......................  14.7%
Industrial Revenue................  12.8%
Public Building...................   7.7%
Retail/Electric/Gas...............   7.3%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

NET ASSET VALUE AND COMMON SHARE MARKET PRICE

(based upon quarter-end values--April 1993 through April 2003)
[LINE GRAPH]

                                                                      NET ASSET VALUE               COMMON SHARE MARKET PRICE
                                                                      ---------------               -------------------------
4/93                                                                     $14.3000                           $14.2500
6/93                                                                     $14.7200                           $14.5000
                                                                         $15.3100                           $14.7500
                                                                         $15.1100                           $14.2500
                                                                         $13.3400                           $12.6250
6/94                                                                     $13.2200                           $12.3750
                                                                         $12.9500                           $11.6250
                                                                         $12.2600                           $10.8750
                                                                         $13.4700                           $12.2500
6/95                                                                     $13.3300                           $11.6250
                                                                         $13.5400                           $11.6250
                                                                         $14.0700                           $12.0000
                                                                         $13.4300                           $11.8750
6/96                                                                     $13.2300                           $11.6250
                                                                         $13.5500                           $11.7500
                                                                         $13.7800                           $11.6250
                                                                         $13.4500                           $11.3750
6/97                                                                     $13.9300                           $12.5620
                                                                         $14.3200                           $12.9375
                                                                         $14.6200                           $13.1250
                                                                         $14.5800                           $13.1875
6/98                                                                     $14.6000                           $13.3125
                                                                         $14.9800                           $13.8750
                                                                         $14.7500                           $13.9375
                                                                         $14.6400                           $13.6875
6/99                                                                     $13.9500                           $13.0000
                                                                         $13.4700                           $11.6250
                                                                         $12.9900                           $11.6875
                                                                         $13.3300                           $11.1875
6/00                                                                     $13.2900                           $11.3750
                                                                         $13.5600                           $11.5625
                                                                         $14.3100                           $11.8125
                                                                         $14.4500                           $12.4100
6/01                                                                     $14.2400                           $12.3300
                                                                         $14.6300                           $13.1500
                                                                         $14.1400                           $13.1600
                                                                         $14.0300                           $13.1500
6/02                                                                     $14.4300                           $14.2000
                                                                         $15.1000                           $14.5600
                                                                         $14.6300                           $13.9500
                                                                         $14.4900                           $13.9000
4/03                                                                     $14.6400                           $13.9000

The solid line above represents the trust's net asset value (NAV), which indicates overall changes in value among the trust's underlying securities. The trust's common share market price is represented by the dashed line, which indicates the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

Q&A WITH YOUR PORTFOLIO MANAGERS

WE RECENTLY SPOKE WITH THE MANAGEMENT TEAM OF VAN KAMPEN STRATEGIC SECTOR MUNICIPAL TRUST ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE TRUST'S RETURN DURING THE SIX MONTHS ENDED APRIL 30, 2003. TIMOTHY D. HANEY, PORTFOLIO MANAGER, HAS MANAGED THE TRUST SINCE 1996 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1988. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE TRUST'S PERFORMANCE.

Q WHAT WAS THE MARKET ENVIRONMENT OF THE PAST SIX MONTHS, AND HOW DID THE TRUST PERFORM IN THAT ENVIRONMENT?

A   The environment over the past six months has been defined by two major themes. The first of these was the level of interest rates. The period began with interest rates at levels not seen in over three decades and, surprisingly for many, ended with rates slightly lower. The Federal Reserve Board (the Fed) helped keep rates low with a widely anticipated rate cut in November, driven by economic uncertainty and geopolitical risk. The low level of rates led to a boom in issuance by municipalities seeking to lock in low financing costs. As a result, issuance reached a record level of $354 billion in 2002 and continued to be exceptional in the first quarter of 2003.

    The other theme in the market during the period was the relative attractiveness of municipal bonds, which produced enough demand to absorb the record issuance. Investors, wary of volatility in the equity market and in the geopolitical arena, flocked to perceived safe haven investments. Their risk aversion counteracted growing expectations for economic recovery and rising interest rates and was a key factor in keeping interest rates at historically low levels. In their ongoing preference for low-risk assets, investors bid Treasury prices up to such high levels that municipal bonds became as attractively valued as they have ever been relative to Treasuries. Insurance companies also moved heavily into municipal bonds as their mainstay corporate bond holdings became less attractive. At the same time, issuers recognized investor concerns over economic weakness by insuring roughly 50 percent of all issuance. This credit enhancement made municipal bonds even more attractive to risk-averse investors.

    While lower financing costs were a boon to municipal issuers, the continuing weakness in the economy had a negative impact on municipal credit quality, particularly in the first quarter of 2003. Moody's upgrades barely exceeded the number of downgrades in the first quarter with credit quality facing continued pressure from rising social service costs and weak national and regional economic conditions. As a result, municipalities face enormous deficits in 2003, when their combined shortfall is expected to reach $90 billion.

    Performance along the yield curve was varied. The Fed's November rate cut fueled a rally in short-term bonds that helped pull yields lower at the front end of the curve. Despite that rally, the best performing segment of the curve was the long-intermediate portion where performance was largely driven by buying activity among institutional investors drawn to the bonds' attractive total return potential.

    The trust's monthly dividend of $0.0825 per share translated to a distribution rate of 7.12 percent based on the trust's closing common share market price on April 30, 2003. Based on these figures, investors would have to earn a distribution rate of 11.60 percent on a taxable investment (for an investor in the 38.60 percent federal income tax bracket) to match the tax-exempt yield provided by the trust.

    For the six months through April 30, 2003, the trust produced a total return of 5.46 percent based on common share market price. By comparison, the Lehman Brothers Municipal Bond Index posted a total return of 3.59 percent for the same period. Of course, past performance is no guarantee of future results. Investment return, common share market price and net asset value will fluctuate and trust shares, when sold, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown. For more up-to-date information, please visit vankampen.com or speak with your financial advisor.

    The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Index returns do not include any sales charges or fees that would be paid by an investor purchasing the securities the index represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional information, please refer to the performance summary section.

Q   WHAT STRATEGIES DID YOU PURSUE
    IN MANAGING THE TRUST?

A   With interest rates hovering near record lows, we focused on protecting the trust from the potential adverse effects of rising interest rates, while maintaining the trust's yield. One of our primary methods for trying to do this was to purchase premium bonds with maturities of between 15 and 20 years, priced to a ten-year call date. Our quantitative analysis showed that this segment of the yield curve offered a favorable combination of total return potential and downside protection. The yield of these bonds is competitive, corresponding to their 15 to 20 year maturity dates, yet their interest rate volatility is more closely related to the 10-year call feature. We funded our purchases in this maturity range chiefly through sales of bonds in the 10- and 30-year segments of the yield curve. This alteration of the trust's yield curve exposure should be beneficial if rates rise on the short end of the yield curve.

    Our preference for long-intermediate bonds led to several shifts in the portfolio's sector composition, though these were generally not reflective of strong sector views so much as the availability of bonds at key points on the yield curve. The strategy of shifting assets along the curve resulted in declines in the airport sector (down by 2.1 percent), transportation (down 1.6 percent), and public education (down 1.5 percent). In turn, portfolio holdings in retail electric/gas bonds were up by 2.9 percent and general purpose bonds exposure rose by 2.5 percent.

    The generally poor economies of the states and municipalities also led us to upgrade the portfolio's overall credit profile. The ongoing economic difficulties across the country have made uninsured and lower-quality paper increasingly unattractive in our analysis, and as a result we focused our purchases on higher-quality paper. During the period, the trust's exposure to AAA rated bonds climbed by 4.1 percent.

    One of the sectors we avoided during the period was tobacco bonds. These bonds were issued by states seeking to securitize their future income streams resulting from settlements from class action suits against the major tobacco companies. Recent litigation in Illinois resulted in a judge awarding billions more in a suit alleging that the companies misled smokers about the amount of nicotine in "light" cigarettes. In order to appeal, the law required the companies to put up such substantial amounts of money that some began talking about potential bankruptcy, and the tobacco bonds' credit ratings and price performance suffered accordingly. Our decision not to invest in these securities was a benefit to shareholders during the period.

                        BY THE NUMBERS

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR TRUST'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          MUNICIPAL BONDS  159.7%
          ALABAMA  3.3%
$5,000    Alabama Wtr Pollutn Ctl Auth Revolving Fd
          Ln Ser A (AMBAC Insd) (a).................   5.000%    08/15/15  $  5,207,150
                                                                           ------------

          ARIZONA  0.8%
 1,200    Tempe, AZ Excise Tax Rev Rfdg.............   5.250     07/01/19     1,311,132
                                                                           ------------

          CALIFORNIA  24.9%
 3,330    Anaheim, CA Ctfs Partn Anaheim Mem Hosp
          Assn Rfdg (Escrowed to Maturity) (AMBAC
          Insd).....................................   5.000     05/15/13     3,509,920
20,000    Anaheim, CA Pub Fin Auth Lease Rev Cap
          Apprec Sub Pub Impt Proj Ser C (FSA
          Insd).....................................    *        09/01/25     6,264,800
 2,500    California Hlth Fac Auth Rev KaiSer
          Permanente Med Ctr........................   5.450     10/01/13     2,513,375
 6,420    California Pollutn Ctl Fin Auth Pollutn
          Ctl Rev Pacific Gas & Elec Ser B (MBIA
          Insd) (a).................................   6.350     06/01/09     6,574,658
   375    California Rural Home Mtg Fin Auth Single
          Family Mtg Rev Ser C (Var Rate Cpn) (GNMA
          Collateralized)...........................   7.800     02/01/28       433,980
 2,000    California St Dept Wtr Res Pwr Ser A (XLCA
          Insd).....................................   5.375     05/01/17     2,213,000
 5,000    California St Dept Wtr Res Pwr Ser A (MBIA
          Insd).....................................   5.375     05/01/22     5,401,550
 5,000    Foothill/Eastern Corridor Agy CA Toll Rd
          Rev Conv Cap Apprec Rfdg (b).............. 0/5.800     01/15/20     3,615,550
 2,000    Los Angeles Cnty, CA Pub Wks Fin Auth Rev
          Sr Lien Ser A Rfdg (FSA Insd).............   5.500     10/01/18     2,331,360
 1,300    Paramount, CA Redev Agy Tax Alloc (MBIA
          Insd).....................................   6.250     08/01/23     1,341,587

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          CALIFORNIA (CONTINUED)
$13,880   San Joaquin Hills, CA Tran Corridor Agy
          Toll Rd Rev Cap Apprec Ser A Rfdg (MBIA
          Insd).....................................    *        01/15/28  $  3,815,890
 4,000    Whisman, CA Sch Dist Cap Apprec Ser D (FSA
          Insd).....................................    *        02/01/25     1,344,640
                                                                           ------------
                                                                             39,360,310
                                                                           ------------
          COLORADO  3.6%
 1,000    Arapahoe Cnty, CO Cap Impt Tr Fd Hwy Rev
          E-470 Proj Ser B (Prerefunded @
          08/31/05).................................   7.000%    08/31/26     1,156,670
 1,000    Colorado Hlth Fac Auth Rev Hosp Parkview
          Med Ctr Proj..............................   6.500     09/01/20     1,081,190
 1,850    Colorado Hsg Fin Auth Multi-Family Hsg
          Insd Mtg Ser A............................   6.800     10/01/37     1,923,038
   260    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser C1....................................   7.550     11/01/27       263,604
   130    Colorado Hsg Fin Auth Single Family Pgm Sr
          Ser F.....................................   8.625     06/01/25       133,875
 1,145    Denver, CO City & Cnty Arpt Rev Ser A (FSA
          Insd).....................................   5.000     11/15/25     1,149,614
                                                                           ------------
                                                                              5,707,991
                                                                           ------------
          CONNECTICUT  2.1%
 1,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144A--Private Placement (c)....   6.400     09/01/11     1,620,270
 1,500    Mashantucket Western Pequot Tribe CT Spl
          Rev Ser A, 144A--Private Placement
          (Prerefunded @ 09/01/07) (c)..............   6.400     09/01/11     1,750,860
                                                                           ------------
                                                                              3,371,130
                                                                           ------------
          GEORGIA  3.9%
 1,870    Georgia Muni Elec Auth Pwr Rev Ser A (FGIC
          Insd).....................................   5.500     01/01/12     2,140,720
 1,425    Georgia Muni Elec Auth Pwr Rev Ser A Rfdg
          (Escrowed to Maturity) (FGIC Insd)........   5.500     01/01/12     1,647,414
 2,085    Newnan, GA Hosp Auth Rev Antic Ctf Newnan
          Hosp Inc (MBIA Insd)......................   5.500     01/01/15     2,368,560
                                                                           ------------
                                                                              6,155,594
                                                                           ------------

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          ILLINOIS  13.6%
$5,400    Chicago, IL Brd of Ed Cap Apprec Sch
          Reform Ser B-1 (FGIC Insd)................    *        12/01/28  $  1,369,386
 4,335    Chicago, IL Cap Apprec City Colleges (FGIC
          Insd).....................................    *        01/01/30     1,054,922
 2,540    Chicago, IL O'Hare Intl Arpt Rev Second
          Lien Passenger Fac Ser A (AMBAC Insd).....   5.375%    01/01/32     2,610,485
 1,700    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          United Airl Proj Ser B Rfdg (d) (e).......   5.200     04/01/11       150,450
   300    Chicago, IL O'Hare Intl Arpt Spl United
          Airl Proj Ser A (d) (e)...................   5.350     09/01/16        27,300
 5,000    Chicago, IL Proj Ser A Rfdg (MBIA Insd)
          (a).......................................   5.500     01/01/38     5,327,600
   950    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)...............   6.500     12/01/08     1,108,906
 1,635    Cook Cnty, IL Sch Dist No 100 Berwyn South
          (FSA Insd)................................   8.100     12/01/15     2,307,377
 5,000    Cook Cnty, IL Ser A (FGIC Insd)...........   5.500     11/15/31     5,322,000
 1,000    Illinois Hlth Fac Auth Rev Midwest
          Physician Grp Ltd Rfdg....................   5.500     11/15/19       797,230
 2,800    Will Cnty, IL Fst Presv Dist Ser B (FGIC
          Insd).....................................    *        12/01/16     1,507,436
                                                                           ------------
                                                                             21,583,092
                                                                           ------------
          INDIANA  6.5%
 3,065    Allen Cnty, IN War Mem Coliseum Additions
          Bldg Corp Ser A (AMBAC Insd)..............   5.750     11/01/25     3,373,615
 3,505    East Chicago, IN Elem Sch Bldg Corp First
          Mtg Rfdg (AMBAC Insd).....................   6.250     01/05/16     4,203,652
 3,000    Petersburg, IN Pollutn Ctl Rev IN Pwr &
          Lt........................................   6.375     11/01/29     2,657,610
                                                                           ------------
                                                                             10,234,877
                                                                           ------------
          KANSAS  4.0%
 5,000    Burlington, KS Pollutn Ctl KS Gas & Elec
          Co Proj Rfdg (MBIA Insd) (a)..............   7.000     06/01/31     5,247,000
 1,000    Overland Park, KS Dev Corp Rev First Tier
          Overland Park Ser A.......................   7.375     01/01/32     1,019,180
                                                                           ------------
                                                                              6,266,180
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          LOUISIANA  4.3%
$2,855    Louisiana St Gas & Fuels Tax Rev Ser A
          (AMBAC Insd)..............................   5.375%    06/01/16  $  3,189,549
 2,000    New Orleans, LA Rfdg (FGIC Insd)..........   5.500     12/01/21     2,292,420
 1,250    St Charles Parish, LA Pollutn Ctl Rev LA
          Pwr & Lt Co Proj (FSA Insd)...............   7.500     06/01/21     1,297,750
                                                                           ------------
                                                                              6,779,719
                                                                           ------------
          MARYLAND  8.1%
 6,325    Maryland St Hlth & Higher Ed Fac Auth Rev
          Greater Baltimore Med Ctr Rfdg (FGIC Insd)
          (a).......................................   5.000     07/01/13     6,360,420
 6,270    Maryland St Hlth & Higher Ed Fac Auth Rev
          Subn Hosp Rfdg (AMBAC Insd) (a)...........   5.000     07/01/13     6,430,136
                                                                           ------------
                                                                             12,790,556
                                                                           ------------
          MASSACHUSETTS  6.1%
 5,000    Massachusetts St Cons Ln Ser E (FSA
          Insd).....................................   5.250     01/01/20     5,403,050
 2,000    Massachusetts St Dev Fin Agy Semass Sys
          Ser A (MBIA Insd).........................   5.625     01/01/15     2,230,720
 1,705    Massachusetts St Hlth & Ed Fac Auth Rev
          Vly Regl Hlth Sys Ser C (Connie Lee
          Insd).....................................   7.000     07/01/09     2,070,876
                                                                           ------------
                                                                              9,704,646
                                                                           ------------
          MICHIGAN  3.4%
 1,000    Detroit, MI Downtown Dev Auth Tax
          Increment Rev Dev Area No 1 Proj Ser A
          Rfdg (MBIA Insd)..........................   4.750     07/01/25     1,005,630
 2,745    Michigan Muni Bond Auth Rev St Revolving
          Fd (Prerefunded @ 10/01/03)...............   5.400     10/01/14     2,849,282
 1,490    Michigan St Hsg Dev Auth Multi-Family Rev
          Ltd Oblig Hsg Orion Four Ser A (Var Rate
          Cpn)......................................   6.250     08/01/39     1,523,525
                                                                           ------------
                                                                              5,378,437
                                                                           ------------
          MISSISSIPPI  4.7%
 2,000    Mississippi Business Fin Corp Sys Energy
          Res Inc Proj..............................   5.875     04/01/22     1,975,160
 2,860    Mississippi Dev Bk Spl Oblig Cap Proj &
          Equip Acquisition Ser A2 (AMBAC Insd).....   5.000     07/01/24     3,019,531
 1,350    Mississippi Home Corp Single Family Rev
          Mtg Ser C (GNMA Collateralized)...........   7.600     06/01/29     1,500,214

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          MISSISSIPPI (CONTINUED)
$  485    Mississippi Home Corp Single Family Rev
          Mtg Ser F (GNMA Collateralized)...........   7.550%    12/01/27  $    509,900
   422    Mississippi Home Corp Single Family Rev
          Ser D (GNMA Collateralized)...............   8.100     12/01/24       452,021
                                                                           ------------
                                                                              7,456,826
                                                                           ------------

          MISSOURI  0.6%
 1,000    St Louis, MO Indl Dev Auth Rev Sr Lien St
          Louis Convention Ser A....................   6.875     12/15/20     1,004,500
                                                                           ------------

          NEVADA  0.5%
   830    Nevada Hsg Div Single Family Pgm Mezz Ser
          E (FHA/VA Gtd)............................   6.900     10/01/11       854,809
                                                                           ------------

          NEW JERSEY  4.4%
 2,000    New Jersey Econ Dev Auth Dist Heating &
          Cooling Rev Trigen Trenton Ser A..........   6.200     12/01/10     2,005,540
 2,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj.................   6.250     09/15/29     1,405,820
 2,500    New Jersey Econ Dev Auth Wtr Fac Rev NJ
          American Wtr Co Inc Proj Ser A (FGIC
          Insd).....................................   6.875     11/01/34     2,723,750
   830    New Jersey Hlthcare Fac Fin Auth Rev
          Trinitas Hosp Oblig Grp...................   6.500     07/01/03       834,175
                                                                           ------------
                                                                              6,969,285
                                                                           ------------
          NEW YORK  13.3%
 1,000    New York City Indl Dev Agy Civic Fac Rev
          Touro College Proj Ser A (f)..............   6.350     06/01/29       891,420
 2,520    New York City Ser B (Prerefunded @
          08/15/04).................................   7.250     08/15/19     2,742,844
 5,000    New York City Ser B1 (Prerefunded @
          08/15/04) (a).............................   7.000     08/15/16     5,426,850
     5    New York City Ser C.......................   7.250     08/15/24         5,021
 2,000    New York City Ser G.......................   5.750     02/01/14     2,174,880
 5,000    New York City Ser H (MBIA Insd) (a).......   5.250     03/15/14     5,513,800
 4,000    New York City Transitional Future Tax Secd
          Ser D (MBIA Insd).........................   5.250     02/01/20     4,334,680
                                                                           ------------
                                                                             21,089,495
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          NORTH CAROLINA  2.1%
$3,000    Charlotte, NC Ctf Partn Convention Fac
          Proj Ser A Rfdg (g).......................   5.500%    08/01/19  $  3,290,160
                                                                           ------------

          OHIO  7.1%
 1,000    Akron, OH Ctf Partn Akron Muni Baseball
          Stad Proj.................................   6.500     12/01/07     1,093,370
 1,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj......................................   7.500     01/01/30     1,109,430
 1,000    Delaware Cnty, OH Hlthcare Fac Rev Mtg
          Centrum at Willow Brook (FHA Gtd) (a).....   6.550     02/01/35     1,064,680
 1,315    Logan Cnty, OH (MBIA Insd)................   5.250     12/01/17     1,454,153
 2,045    Marion Cnty, OH Hosp Impt Rev Cmnty Hosp
          Rfdg......................................   6.000     05/15/05     2,169,970
   770    Miami Cnty, OH Hosp Fac Impt Upper Vly Med
          Ctr Ser C Rfdg............................   6.000     05/15/06       832,609
 2,340    Ohio Hsg Fin Agy Mtg Rev Residential Ser
          A-1 (GNMA Collateralized).................   6.050     09/01/17     2,490,251
 1,030    Toledo Lucas Cnty, OH Port Auth Northwest
          OH Bd Fd Ser C............................   6.000     05/15/11     1,095,034
                                                                           ------------
                                                                             11,309,497
                                                                           ------------
          OKLAHOMA  1.8%
 1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev
          Cap Apprec (FSA Insd).....................    *        02/01/31       242,670
 1,000    Mc Alester, OK Pub Wks Auth Util Sys Rev
          Cap Apprec (FSA Insd).....................    *        02/01/32       230,280
 1,000    Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev
          (AMBAC Insd)..............................   6.250     11/01/22     1,190,660
 2,000    Tulsa, OK Muni Arpt Tr Rev Ser B Rfdg.....   5.650     12/01/35     1,130,540
                                                                           ------------
                                                                              2,794,150
                                                                           ------------
          PENNSYLVANIA  13.0%
 1,840    Delaware Cnty, PA Auth Hlthcare Rev Mercy
          Hlth Corp Southeastn Ser B (Prerefunded @
          11/15/05).................................   6.000     11/15/07     1,922,524
 6,000    Pennsylvania Intergovtl Coop Auth Spl Tax
          Rev City of Philadelphia Fdg Pgm
          (Prerefunded @ 06/15/03) (FGIC Insd)......   5.350     06/15/07     6,031,860

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          PENNSYLVANIA (CONTINUED)
$10,000   Pennsylvania St Ctf Partn Ser A (AMBAC
          Insd) (a).................................   5.400%    07/01/09  $ 10,237,000
 2,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev PA Hosp Rfdg (Escrowed to
          Maturity).................................   6.350     07/01/07     2,318,040
                                                                           ------------
                                                                             20,509,424
                                                                           ------------
          SOUTH CAROLINA  4.0%
 2,420    Beaufort Cnty, SC Tax Increment New River
          Redev Proj Area (MBIA Insd)...............   5.500     06/01/20     2,673,108
 1,000    South Carolina Jobs Econ Dev Sr Myrtle
          Beach Convention Ser A....................   6.625     04/01/36     1,003,830
 2,500    South Carolina St Pub Svc Auth Rev Ser D
          Rfdg (FSA Insd)...........................   5.000     01/01/21     2,628,025
                                                                           ------------
                                                                              6,304,963
                                                                           ------------
          TENNESSEE  1.9%
 1,500    Elizabethton, TN Hlth & Ed Fac Brd Rev
          Hosp First Mtg Ser B Impt & Rfdg..........   8.000     07/01/33     1,701,405
 1,000    Johnson City, TN Hlth & Ed Fac Brd Hosp
          Rev First Mtg MTN States Hlth Ser A Rfdg
          (MBIA Insd)...............................   7.500     07/01/25     1,269,850
                                                                           ------------
                                                                              2,971,255
                                                                           ------------
          TEXAS  12.1%
 1,500    Brazos River Auth TX Pollutn Adj TXU Elec
          Co Proj Ser C Rfdg........................   5.750     05/01/36     1,476,675
 3,000    Dallas, TX Wtrwks & Swr Sys Rev Impt &
          Rfdg (FSA Insd)...........................   5.375     10/01/19     3,305,220
 4,900    Galena Park, TX Indpt Sch Dist Cap Apprec
          Rfdg (PSF Gtd)............................    *        08/15/28     1,275,813
 5,000    Houston, TX Area Wtr Corp Northeast Wtr
          Purification Proj (FGIC Insd).............   5.125     03/01/32     5,139,850
 1,500    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B....................   6.125     07/15/17       872,670
 4,000    Houston, TX Arpt Sys Rev Sub Lien (FSA
          Insd).....................................   5.000     07/01/32     4,054,080
 1,000    Matagorda Cnty, TX Navig Dist No 1 Rev
          Houston Ltg Rfdg (AMBAC Insd).............   5.125     11/01/28     1,030,630
 2,000    Texas Tech Univ Rev Fin Sys Seventh Ser
          (MBIA Insd)...............................   5.000     08/15/31     2,036,180
                                                                           ------------
                                                                             19,191,118
                                                                           ------------

                                               See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

PAR
AMOUNT                                                                        MARKET
(000)     DESCRIPTION                                 COUPON     MATURITY     VALUE
          VIRGINIA  1.0%
$1,485    Richmond, VA Indl Dev Auth Govt Fac Rev
          Bonds (AMBAC Insd)........................   5.000%    07/15/15  $  1,655,389
                                                                           ------------

          WASHINGTON  8.6%
 5,000    Energy Northwest, WA Elec Rev Proj No. 3
          Ser B Rfdg (FSA Insd).....................   6.000     07/01/16     5,800,550
 1,000    Grant Cnty, WA Pub Util Dist No 002
          Wanapum Hydro Elec Rev Ser B Rfdg (MBIA
          Insd).....................................   5.375     01/01/18     1,057,750
 2,030    Washington St Pub Pwr Supply Sys Nuclear
          Proj No 3 Rev Ser C Rfdg (MBIA Insd)......    *        07/01/13     1,319,662
 3,380    Washington St Pub Pwr Supply Sys Nuclear
          Proj No 3 Rev Ser C Rfdg (MBIA Insd)......    *        07/01/15     1,957,290
 3,000    Washington St Ser B.......................   5.500     05/01/18     3,397,140
                                                                           ------------
                                                                             13,532,392
                                                                           ------------
TOTAL INVESTMENTS  159.7%
  (Cost $237,325,552)....................................................   252,785,177
OTHER ASSETS IN EXCESS OF LIABILITIES  0.4%..............................       524,023
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.1%)..............   (95,053,220)
                                                                           ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%...........................  $158,255,980
                                                                           ============

 * Zero coupon bond

(a) Assets segregated as collateral for when-issued or delayed delivery purchase commitments and open futures transactions.

(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Non-income producing security.

(e) Issuer has filed for protection in federal bankruptcy court.

(f) These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

See Notes to Financial Statements

YOUR TRUST'S INVESTMENTS

April 30, 2003 (Unaudited)

(g) Security purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
Connie Lee--Connie Lee Insurance Co.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FHA/VA--Federal Housing Administration/Department of Veterans Affairs
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
MBIA--Municipal Bond Investors Assurance Corp.
PSF--Public School Fund
XLCA--XL Capital Assurance Inc.

                                               See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
April 30, 2003 (Unaudited)

ASSETS:
Total Investments (Cost $237,325,552).......................  $252,785,177
Receivables:
  Interest..................................................     4,125,205
  Investments Sold..........................................     2,456,003
Other.......................................................           473
                                                              ------------
    Total Assets............................................   259,366,858
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     5,122,525
  Custodian Bank............................................       412,332
  Variation Margin on Futures...............................       148,812
  Investment Advisory Fee...................................       134,323
  Administrative Fee........................................        20,665
  Affiliates................................................         8,178
Trustees' Deferred Compensation and Retirement Plans........       161,768
Accrued Expenses............................................        49,055
                                                              ------------
    Total Liabilities.......................................     6,057,658
Preferred Shares (including accrued distributions)..........    95,053,220
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $158,255,980
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($158,255,980 divided by
  10,806,700 shares outstanding)............................  $      14.64
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 10,806,700 shares issued and
  outstanding)..............................................  $    108,067
Paid in Surplus.............................................   148,388,654
Net Unrealized Appreciation.................................    15,335,509
Accumulated Undistributed Net Investment Income.............     3,512,039
Accumulated Net Realized Loss...............................    (9,088,289)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $158,255,980
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,800 issued with liquidation preference of
  $25,000 per share)........................................  $ 95,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $253,255,980
                                                              ============

See Notes to Financial Statements

Statement of Operations
For the Six Months Ended April 30, 2003 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,903,380
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      810,088
Preferred Share Maintenance.................................      130,203
Administrative Fee..........................................      124,628
Trustees' Fees and Related Expenses.........................       26,890
Legal.......................................................       14,017
Custody.....................................................        8,893
Other.......................................................       94,164
                                                              -----------
    Total Expenses..........................................    1,208,883
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,694,497
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ 1,312,939
  Futures...................................................     (865,885)
                                                              -----------
Net Realized Gain...........................................      447,054
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   13,327,778
  End of the Period:
    Investments.............................................   15,459,625
    Futures.................................................     (124,116)
                                                              -----------
                                                               15,335,509
                                                              -----------
Net Unrealized Appreciation During the Period...............    2,007,731
                                                              -----------
NET REALIZED AND UNREALIZED GAIN............................  $ 2,454,785
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (567,694)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 7,581,588
                                                              ===========

                                               See Notes to Financial Statements

Statements of Changes in Net Assets
(Unaudited)

                                                    SIX MONTHS ENDED       YEAR ENDED
                                                     APRIL 30, 2003     OCTOBER 31, 2002
                                                    ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..............................   $  5,694,497        $ 11,723,174
Net Realized Gain..................................        447,054           1,489,533
Net Unrealized Appreciation/Depreciation During the
  Period...........................................      2,007,731          (5,021,124)

Distributions to Preferred Shareholders:
  Net Investment Income............................       (567,694)         (1,344,123)
                                                      ------------        ------------
Change in Net Assets Applicable to Common Shares
  from Operations..................................      7,581,588           6,847,460

Distributions to Common Shareholders:
  Net Investment Income............................     (5,348,743)        (10,227,407)
                                                      ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON
  SHARES FROM INVESTMENT ACTIVITIES................      2,232,845          (3,379,947)

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period............................    156,023,135         159,403,082
                                                      ------------        ------------
End of the Period (Including accumulated
  undistributed net investment income of $3,512,039
  and $3,733,979, respectively)....................   $158,255,980        $156,023,135
                                                      ============        ============

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.


                                                      SIX MONTHS
                                                        ENDED
                                                      APRIL 30,     -------------------
                                                         2003       2002 (a)     2001
                                                      ---------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD (b).........  $ 14.44      $ 14.75     $ 13.70
                                                       -------      -------     -------
  Net Investment Income..............................      .52         1.09        1.10
  Net Realized and Unrealized Gain/Loss..............      .22         (.33)        .94
Common Share Equivalent of Distributions Paid to
  Preferred Shareholders:
    Net Investment Income............................     (.05)        (.12)       (.28)
    Net Realized Gain................................      -0-          -0-         -0-
                                                       -------      -------     -------
Total from Investment Operations.....................      .69          .64        1.76
Distributions Paid to Common Shareholders:
    Net Investment Income............................     (.49)        (.95)       (.71)
    Net Realized Gain................................      -0-          -0-         -0-
                                                       -------      -------     -------
NET ASSET VALUE, END OF THE PERIOD...................  $ 14.64      $ 14.44     $ 14.75
                                                       =======      =======     =======
Common Share Market Price at End of the Period.......  $ 13.90      $ 13.66     $ 13.28
Total Return (c).....................................    5.46%*      10.14%      24.99%
Net Assets at End of the Period (In millions)........  $ 158.3      $ 156.0     $ 159.4
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (d)..................................    1.56%        1.54%       1.55%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)....................    7.35%        7.51%       7.77%
Portfolio Turnover...................................      12%*         33%         44%
SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (d)...............................     .97%         .95%        .96%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (e)....................    6.62%        6.65%       5.79%
SENIOR SECURITIES:
Total Preferred Shares Outstanding...................    3,800        3,800       3,800
Asset Coverage Per Preferred Share (f)...............  $66,660      $66,065     $66,948
Involuntary Liquidating Preference Per Preferred
  Share..............................................  $25,000      $25,000     $25,000
Average Market Value Per Preferred Share.............  $25,000      $25,000     $25,000

 * Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $.03, decrease net realized and unrealized gains and losses per share by $.03 and increase the ratio of net investment income to average net assets applicable to common shares by .19%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Net Asset Value at January 22, 1993, is adjusted for common and preferred share offering costs of $.217 per common share.

(c) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(d) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(e) Ratios reflect the effect of dividend payments to preferred shareholders.

(f) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                               See Notes to Financial Statements

                                                                               JANUARY 22, 1993
                                                                                (COMMENCEMENT
                                                                                OF INVESTMENT
YEAR ENDED OCTOBER 31,                                                          OPERATIONS) TO
----------------------------------------------------------------------------     OCTOBER 31,
     2000      1999       1998       1997       1996       1995       1994           1993
-----------------------------------------------------------------------------------------------
    $ 13.14   $ 14.82   $  14.35   $  13.67   $  13.72   $  12.28   $  15.25       $  13.81
    -------   -------   --------   --------   --------   --------   --------       --------
       1.07      1.07       1.09       1.10       1.12       1.15       1.18            .80
        .61     (1.69)       .47        .67       (.07)      1.51      (2.93)          1.33
       (.36)     (.28)      (.31)      (.31)      (.31)      (.34)      (.24)          (.14)
        -0-       -0-        -0-        -0-        -0-        -0-       (.01)           -0-
    -------   -------   --------   --------   --------   --------   --------       --------
       1.32      (.90)      1.25       1.46        .74       2.32      (2.00)          1.99
       (.76)     (.78)      (.78)      (.78)      (.79)      (.88)      (.94)          (.55)
        -0-       -0-        -0-        -0-        -0-        -0-       (.03)           -0-
    -------   -------   --------   --------   --------   --------   --------       --------
    $ 13.70   $ 13.14   $  14.82   $  14.35   $  13.67   $  13.72   $  12.28       $  15.25
    =======   =======   ========   ========   ========   ========   ========       ========
    $11.250   $11.625   $14.5625   $ 12.750   $ 11.750   $ 11.875   $ 10.750       $ 14.625
      3.37%   -15.30%     20.97%     15.55%      5.69%     18.79%    -20.83%          8.26%*
    $ 148.0   $ 142.0   $  160.2   $  155.1   $  147.7   $  148.3   $  132.7       $  164.8
      1.66%     1.64%      1.62%      1.65%      1.67%      1.77%      1.61%          1.49%
      8.07%     7.47%      7.47%      7.89%      8.23%      8.74%      8.52%          7.23%
        22%       39%        18%        23%        24%        75%       165%           114%*
      1.00%     1.01%      1.01%      1.01%      1.01%      1.06%       .99%          1.02%
      5.38%     5.50%      5.35%      5.67%      5.91%      6.14%      6.76%          5.97%
      3,800     3,800      1,900      1,900      1,900      1,900      1,900          1,900
    $63,958   $62,357   $134,297   $131,631   $127,743   $128,047   $119,868       $136,754
    $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000
    $25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000       $ 50,000

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Strategic Sector Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations from those market sectors which the Adviser feels will best meet the Trust's investment objective. The Trust commenced investment operations on January 22, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2003, there was $3,167,445 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2002, the Trust had an accumulated capital loss carryforward for tax purposes of $9,475,367 which will expire between October 31, 2003 and October 31, 2008. Of this amount, $6,109,988 will expire on October 31, 2003.

    At April 30, 2003 the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $235,039,683
                                                                ============
Gross tax unrealized appreciation...........................    $ 21,494,056
Gross tax unrealized depreciation...........................      (3,748,562)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 17,745,494
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2002 was as follows:

                                                                  2002
Distributions paid from:
  Ordinary Income...........................................    $424,794
  Long-Term capital gain....................................         -0-
                                                                --------
                                                                $424,794
                                                                ========

    As of October 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $41,137

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Investment Advisory Corp. (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .65% of the average daily net assets of the Trust. In addition, the Trust will pay a monthly administrative fee to Van Kampen Investments Inc. or its affiliates' (collectively "Van Kampen"), the Trust's Administrator, at an annual rate of ..10% of the average daily net assets of the Trust. The administrative services provided by the Administrator include record keeping and reporting responsibilities with respect to the Trust's portfolio and preferred shares and providing certain services to shareholders.

    For the six months ended April 30, 2003, the Trust recognized expenses of approximately $6,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Trust, of which a trustee of the Trust is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2003, the Trust recognized expenses of approximately $18,500 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, in the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $32,818,434 and $30,407,728, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to delivery date. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a future commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2003, were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2002.............................       205
Futures Opened..............................................       620
Futures Closed..............................................      (523)
                                                                  ----
Outstanding at April 30, 2003...............................       302
                                                                  ====

NOTES TO
FINANCIAL STATEMENTS

April 30, 2003 (Unaudited)

    The futures contracts outstanding as of April 30, 2003 and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures June 2003 (Current
  Notional Value of $115,125 per contract)..................      58          (17,012)
U.S. Treasury Notes 5-Year Futures June 2003 (Current
  Notional Value of $113,750 per contract)..................     244         (107,104)
                                                                 ---        ---------
                                                                 302        $(124,116)
                                                                 ===        =========

5. PREFERRED SHARES

The Trust has outstanding 3,800 Auction Preferred Shares ("APS") in two series. Series A contains 2,000 shares while Series B contains 1,800 shares. Dividends are cumulative and the dividend rate for both Series is generally reset every 28 days through an auction process. At April 30, 2003, the average rate in effect was 1.097%. During the six months ended April 30, 2003, the rates ranged from 0.990% to 1.800%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense in the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES
VAN KAMPEN STRATEGIC SECTOR

MUNICIPAL TRUST

BOARD OF TRUSTEES

DAVID C. ARCH
ROD DAMMEYER
HOWARD J KERR
THEODORE A. MYERS
RICHARD F. POWERS, III* - Chairman
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN*

INVESTMENT ADVISER

VAN KAMPEN INVESTMENT ADVISORY CORP.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

CUSTODIAN AND TRANSFER AGENT

STATE STREET BANK
AND TRUST COMPANY
c/o EquiServe
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2003 Van Kampen Funds Inc. All rights reserved.
VKS SAR 6/03                                                   Member NASD/SIPC.
                                                                11241F03-AS-6/03

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8.  [Reserved.]

Item 9.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 10.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b) Certifications of Principal Executive Officer and Principal Financial Officer attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Strategic Sector Municipal Trust
             -------------------------------------------------------------------

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ----------------------------------------------------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 23, 2003

By: /s/ John L. Sullivan
    ----------------------------------------------------------------------------
Name: John Sullivan
Title: Principal Financial Officer
Date: June 23, 2003